Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	American Beacon Select Funds
Central Index Key	dei_EntityCentralIndexKey	0001096012
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019